OTHER BORROWINGS	12 Months Ended
Dec. 31, 2018
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:

	2018	2017
	(In thousands)
Advances from the FHLB	$25,696	$47,841
Federal funds purchased	-	6,750
Other	4	9
Total	$25,700	$54,600

Advances from the FHLB are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 132% to 165%, respectively, of outstanding advances. Advances are also secured by FHLB stock that we own, which totaled $8.6 million at December 31, 2018. Unused borrowing capacity with the FHLB (subject to the FHLB’s credit requirements and policies) was $445.7 million at December 31, 2018. Interest expense on advances amounted to $1.0 million, $0.9 million and $0.8 million for the years ended December 31, 2018, 2017 and 2016, respectively. No FHLB advances were terminated during 2018, 2017 or 2016.

As a member of the FHLB, we must own FHLB stock equal to the greater of 0.75% of the unpaid principal balance of residential mortgage loans or 4.5% of our outstanding advances. At December 31, 2018, we were in compliance with the FHLB stock ownership requirements.

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2018		2017
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2018			$19,910	2.43%
2019	$10,000	1.60%	10,000	1.60
2020	10,762	3.18	7,931	3.80
2022	4,934	1.69	-
Total fixed-rate advances	25,696	2.28	37,841	2.50
Variable-rate advances - 2018	-		10,000	1.67
Total advances	$25,696	2.28%	$47,841	2.33%

A summary of contractually required repayments of FHLB advances at December 31, 2018 follow:

(In thousands)

2019	$10,143
2020	10,619
2022	4,934
Total	$25,696

Borrowings with the FRB at December 31, 2018 and 2017 were zero. Average borrowings with the FRB during the years ended December 31, 2018, 2017 and 2016 totaled $0.003 million, $0.047 million and zero. We had unused borrowing capacity with the FRB (subject to the FRB’s credit requirements and policies) of $288.9 million at December 31, 2018. Collateral for FRB borrowings are certain commercial and installment loans.

Interest expense on federal funds purchased totaled $0.1 million, $0.1 million and zero for the years ended December 31, 2018, 2017 and 2016.

Assets, consisting of FHLB stock and loans, pledged to secure other borrowings and unused borrowing capacity totaled $1.2 billion at December 31, 2018.